SUBSEQUENT EVENTS 01/31/17 (Details Narrative)	1 Months Ended
	Mar. 15, 2017	May 19, 2016
Event Date		May 19, 2016
Event Description		On May 19, 2016, the Company granted 1,000,000 stock options to employees of the Company at an exercise price of CDN$0.22 per share up to May 19, 2018. These stock options vested on the date grant. In June 2016, 980,000 of these stock options were exercised for gross proceeds of CDN$215,600 ($167,575).
Third Promissory Notes [Member]
Event Description	The Company received an aggregate of $125,000 of Third Promissory Notes.
Loan Agreement [Member]
Event Date	Mar. 13, 2017
Event Description	On March 13, 2017, the Company entered into a loan agreement with an arm's-length lender pursuant to which up to CAD$250,000 may be advanced to the Company, subject to TSX Venture Exchange approval. The loan will bear interest at a rate of 12% per annum and is due on or before December 31, 2018. The Company and the lender agreed that the lender is to receive bonus shares equal to 7.5% of the loan divided by the Company's common share market price. In addition, the Company will issue the Lender an equal number of share purchase warrants.